Note 6 - Long-term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower	December 31, 2024	June 30, 2025
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	30,000,000	28,750,000
Kamsarmax Two Shipping Ltd.	12,560,000	12,080,000
Light Shipping Ltd. / Good Heart Shipping Ltd.	18,000,000	17,100,000
Eirini Shipping Ltd.	1,850,000	1,430,000
Blessed Luck Shipowners Ltd.	2,805,000	2,360,000
Molyvos Shipping Ltd. / Santa Cruz Shipowners Ltd.	13,475,000	12,425,000
Yannis Navigation Ltd.	9,500,000	9,000,000
Christos Ultra LP. / Maria Ultra LP,	20,000,000	19,000,000
	108,190,000	102,145,000
Less: Current portion	(12,090,000)	(12,680,000)
Long-term portion	96,100,000	89,465,000
Deferred charges, current portion	279,649	271,297
Deferred charges, long-term portion	718,465	586,804
Long-term bank loans, current portion net of deferred charges	11,810,351	12,408,703
Long-term bank loans, long-term portion net of deferred charges	95,381,535	88,878,196

Schedule of Maturities of Long-Term Debt [Table Text Block]
To June 30:
2026	12,680,000
2027	21,990,000
2028	15,525,000
2029	7,300,000
2030	28,400,000
Thereafter	16,250,000
Total	102,145,000